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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2003
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
This Amendment (Check only one.):   [  ] is a restatement.

                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Silver Point Capital, L.P.
                  -----------------------------------
Address:             600 Steamboat Road
                  ------------------------------------
                     Greenwich, CT 06830
Form 13F File Number: 28-
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Jeffrey Gelfand
          ----------------------------------------------------------------------
Title:                          Chief Financial Officer
          ----------------------------------------------------------------------
Phone:                          203-618-2670
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey Gelfand                 New York, NY          February  12, 2004
-----------------------------       -----------------        ------------------
        [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    Form 13F File Number     Name

    28-                             Silver Point Capital General Partner, L.L.C.
       ---------------       ---------------------------------------------------




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                             --------

Form 13F Information Table Entry Total:            15
                                             --------

Form 13F Information Table Value Total:      $167,392
                                             --------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings
and list entries.]         NONE


                                       2
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                               13F INFORMATION TABLE
                                 December 31, 2003

           Column 1            Column 2       Column 3   Column 4       Column 5         Column 6    Column 7       Column 8
   --------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       VOTING
                                                                                                                      AUTHORITY
                              TITLE OF                  VALUE    SHARES OR        PUT/  INVESTMENT     OTHER   ---------------------
          NAME OF ISSUER        CLASS          CUSIP   (x$1000)   PRN AMT  SH/PRN CALL  DISCRETION   MANAGERS  SOLE     SHARED  NONE
   ---------------------------------------------------------------------------------------------------------------------------------
 1 ALCAN INC                    COMMON        013716105   23,475    500,000   SH        SHARED-DEFINED    NONE     500,000
 2 ALDERWOODS GROUP INC         COMMON        014383103      895     95,000   SH        SHARED-DEFINED    NONE      95,000
 3 AMERCO                       COMMON        023586100    1,692     78,675   SH        SHARED-DEFINED    NONE      78,675
 4 APPLIED GRAPHICS             COMMON        482990769    2,000  2,000,000   SH        SHARED-DEFINED    NONE   2,000,000
 5 CALPINE CORP           NOTE 4.00% 12/26/06 131347BA3   14,798 15,100,000  PRN        SHARED-DEFINED    NONE  15,100,000
 6 CHARTER
     COMMUNICATIONS INC     CLASS A COMMON    16117M107    2,094    521,000   SH        SHARED-DEFINED    NONE     521,000
 7 CONSECO INC                  COMMON        208464883    4,648    213,194   SH        SHARED-DEFINED    NONE     213,194
 8 EDISON INTERNATIONAL         COMMON        281020107    4,825    220,000   SH        SHARED-DEFINED    NONE     220,000
 9 GENESIS HEALTHCARE CORP      COMMON        37184D101    7,987    350,627   SH        SHARED-DEFINED    NONE     350,627
10 GOODYEAR TIRE AND
     RUBBER COMPANY             COMMON        382550101    1,179    150,000   SH        SHARED-DEFINED    NONE     150,000
11 HEALTHSOUTH CORP        SDCV 3.25% 4/1/03  421924AF8      950  1,000,000  PRN        SHARED-DEFINED    NONE   1,000,000
12 NEIGHBORCARE INC             COMMON        64015Y104   10,556    534,482   SH        SHARED-DEFINED    NONE     534,482
13 PG&E CORP                    COMMON        69331C108   23,546    847,900   SH        SHARED-DEFINED    NONE     847,900
14 UNITEDGLOBALCOM INC          COMMON        913247508   63,653  7,506,290   SH        SHARED-DEFINED    NONE   7,506,290
15 XCEL ENERGY INC              COMMON        98389B100    5,094    300,000   SH        SHARED-DEFINED    NONE     300,000